Provisions and other liabilities - Summary of Maturities of Total Provisions (Detail) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	€ 30,436
Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	35
Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	537
Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	62
Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	290
Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	26,894
Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	2,618
Amounts due within one year
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	18,643
Amounts due within one year | Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due within one year | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	37
Amounts due within one year | Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	62
Amounts due within one year | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	218
Amounts due within one year | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	16,677
Amounts due within one year | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	1,649
Amounts due between one and five years
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	10,405
Amounts due between one and five years | Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due between one and five years | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	116
Amounts due between one and five years | Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due between one and five years | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	72
Amounts due between one and five years | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	10,217
Amounts due between one and five years | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due after five years
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	1,388
Amounts due after five years | Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	35
Amounts due after five years | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	384
Amounts due after five years | Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due after five years | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due after five years | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due after five years | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	€ 969